DERIVATIVE FINANCIAL INSTRUMENTS (Details) (Interest rate swaps, JPY ¥) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
DERIVATIVE FINANCIAL INSTRUMENTS
Variable interest rate payments	¥ 10,000	¥ 110,000
Not designated as hedging instruments | Other-net
DERIVATIVE FINANCIAL INSTRUMENTS
Gain on change in fair value	792	2,139	3,100
Not designated as hedging instruments | Interest expense
DERIVATIVE FINANCIAL INSTRUMENTS
Interest paid	927	2,652	4,322
Not designated as hedging instruments | Other liabilities
DERIVATIVE FINANCIAL INSTRUMENTS
Fair value	¥ 23	¥ 815